Commitments and Contingencies - Schedule of Maturities on Lease Liabilities (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Minimum Lease Commitments
Remainder of 2021	$ 3,944
2022	6,834
2023	6,013
2024	5,203
2025	4,439
Thereafter	8,685
Total	35,118
Sublease Income
Remainder of 2021	(144)
2022	(313)
2023	(322)
2024	(246)
Total	$ (1,025)